Current assets - trade and other receivables	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Current assets - trade and other receivables
Note 9. Current assets - trade and other receivables

	2020	2019
	A$’000	A$’000

Trade receivables	—	17
Less: Provision for impairment of receivables	—	(17)
R&D tax rebate receivable	1,017	1,440

	1,017	1,440

Other receivables	177	112
Deposits held	567	564
Less: Provision for impairment of deposits held	(409)	(405)

	1,352	1,711

Deposits held included a guarantee to the value of €250,000 (A$409,098) for the “APO Trend” case. Please refer to note 26 for further information on this matter.

Allowance for expected credit losses
The consolidated entity has recognised a loss of nil (2019:A$16,767
)
in profit or loss in respect of impairment of receivables (excluding ‘deposits held’) for the year ended 30 June 2020.